Other obligations (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure Of Detailed Information About Long Term Obligation [Abstract]
Summary of movement in the other obligation
The movement in the other obligations is as follows.

	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Total

Balance as at November 30, 2019	$3,417	$4,570	$7,987

Accretion expense	83	96	179

Payment	(3,500)	-	(3,500)
Current portion as at November 30, 2020	-	$4,666	$4,666

Accretion expense	-	334	334

Payment	-	(5,000)	(5,000)
Current portion as at November 30, 2021	$-	$-	$-